Derivatives - Cash Flow Hedge Gains and Losses (Detail) - Cash Flow Hedging - USD ($) $ in Thousands	1 Months Ended	11 Months Ended	12 Months Ended
	Dec. 31, 2018	Nov. 19, 2018	Dec. 31, 2017	Dec. 31, 2016
Foreign currency forward contracts
Derivative Instruments, Gain (Loss) [Line Items]
Loss Reclassified from Accumulated OCI into Income	$ 0
Predecessor | Interest rate swaps
Derivative Instruments, Gain (Loss) [Line Items]
Gain (Loss) Recognized in Other Comprehensive Income (OCI)		$ 643	$ 4,700	$ 2,713
Loss Reclassified from Accumulated OCI into Income		$ 643	5,265	8,798
Predecessor | Foreign currency forward contracts
Derivative Instruments, Gain (Loss) [Line Items]
Gain (Loss) Recognized in Other Comprehensive Income (OCI)				1,584
Loss Reclassified from Accumulated OCI into Income			$ 0	$ 0